CREDIT FACILITIES	12 Months Ended
Dec. 31, 2018
CREDIT FACILITIES.
CREDIT FACILITIES

NOTE 25 — CREDIT FACILITIES

	2018	2017
As at 31 December	US$'000	US$'000
Revolving Facility - Natixis (due October 2022)	65,000	—
Term Loan - Morgan Stanley (due April 2023)	250,000	—
Revolving facility - Morgan Stanley (due May 2020)	—	67,000
Term loan - Morgan Stanley (due October 2020)	—	125,000
Total credit facilities	315,000	192,000
Deferred financing fees, net of accumulated amortisation	(14,560)	(2,690)
Total credit facilities, net of deferred financing fees	300,440	189,310

On 23 April 2018, contemporaneous with the closing of its Eagle Ford acquisition, the Company entered into a $250.0 million syndicated second lien term loan with Morgan Stanley Energy Capital, as administrative agent, (the “Term Loan”), and a syndicated revolver with Natixis, New York Branch, as administrative agent, (the “Revolving Facility”), with initial availability of $87.5 million ($250.0 million face).  The proceeds of the refinanced debt facilities were used to retire the Company’s previous credit facilities of $192.0 million, repay the remaining outstanding production prepayment of $11.8 million and pay deferred financing fees of $16.9 million, with the balance being used for the Company’s working capital needs at the time of closing.  In conjunction with the refinanced debt facilities, the Company wrote off deferred financing fees associated with the previous credit facilities of $2.4 million.

The Revolving Facility and Term Loan are secured by certain of the Company’s oil and gas properties.  The Revolving Facility is subject to a borrowing base, which is redetermined at least semi-annually.  On 14 November 2018, the borrowing base was increased to $122.5 million, an increase of $35.0 million from the initial borrowing base.  The next of such redeterminations will occur in the second quarter of 2019.  The Revolving Facility has a 4 ½ year term (matures in October 2022) and the Term Loan has a five year term (matures in April 2023).  If upon any downward adjustment of the borrowing base, the outstanding borrowings are in excess of the revised borrowing base, the Company may have to repay its indebtedness in excess of the borrowing base immediately, or in five monthly installments.

Interest on the Revolving Facility accrues at a rate equal to LIBOR, plus a margin ranging from 2.5% to 3.5% depending on the level of funds borrowed.  Interest on the Term Loan accrues at a rate equal to the greater of (i) LIBOR plus 8% or (ii) 9%.  Interest expense on the credit facilities incurred, net of capitalisation, during the years ended 31 December 2018,  2017 and 2016 was $22.4 million, $11.7 million and $11.4 million, respectively.

Under the Term Loan and Revolving Facility, the Company is required to maintain the following financial ratios:

•

a minimum Current Ratio, consisting of consolidated current assets (as defined in the Revolving Facility) including undrawn borrowing capacity to consolidated current liabilities (as defined in the Revolving Facility), of not less than 1.0 to 1.0 as of the last day of any fiscal quarter;

•

a maximum Leverage Ratio, consisting of consolidated Total Debt to adjusted consolidated EBITDAX (as defined in the Revolving Facility), of not greater than 4.0 to 1.0 as of the last day of any fiscal quarter;

•

a minimum Interest Coverage Ratio, consisting of EBITDAX to Consolidated Interest Expense (as defined in the Revolving Facility), of not less than 2.0 to 1.0 as of the last day of any fiscal quarter; and

•	an Asset Coverage Ratio, consisting of Total Proved PV9% to Total Debt (as defined in the Term Loan agreement), of not less than 1.50 to 1.0.

As at 31 December 2018, the Company was in compliance with all restrictive financial and other covenants under the Term Loan and Revolving Facility.

The Company had letters of credit of $12.0 million outstanding on the Revolving Facility and $45.5 million of available borrowing capacity at 31 December 2018.  Subsequent to 31 December 2018, the Company made additional borrowings of $35 million and increased the letters of credit increased to $16.4 million, leaving available borrowing capacity of $6.1 million.